Dividends	12 Months Ended
Dec. 31, 2017
Text Block1 [Abstract]
Dividends

12. Dividends

The dividends paid and proposed in respect of each class of share capital are as follows:

	2017 €m	2016 €m	2015 €m
Dividends to shareholders
Preference
5% Cumulative Preference Shares €3,175 (2016: €3,175; 2015: €3,175)	-	-	-
7% ‘A’ Cumulative Preference Shares €77,521 (2016: €77,521; 2015: €77,521)	-	-	-
Equity
Final - paid 46.20c per Ordinary Share (2016: 44.00c; 2015: 44.00c)	386	363	359
Interim - paid 19.20c per Ordinary Share (2016: 18.80c; 2015: 18.50c)	160	156	152
Total	546	519	511

Reconciliation to Consolidated Statement of Cash Flows
Dividends to shareholders	546	519	511
Less: issue of scrip shares in lieu of cash dividends (note 30)	(77)	(167)	(132)
Dividends paid to equity holders of the Company	469	352	379
Dividends paid by subsidiaries to non-controlling interests	8	8	4
Total dividends paid	477	360	383

Dividends proposed (memorandum disclosure)
Equity
Final 2017 - proposed 48.80c per Ordinary Share (2016: 46.20c; 2015: 44.00c)	409	385	362